Financial Instruments - Schedule of Aging Profile of Accounts Receivable and Allowance for Expected Credit Loss (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Less allowance	$ (1,868)	$ (7,351)	$ (12,800)
Accounts Receivable | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Less allowance	(1,868)	(7,351)
Total	24,096	24,548
Accounts Receivable | Current (less than 30 days) | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,637	21,033
Accounts Receivable | 31 - 60 days | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,848	2,093
Accounts Receivable | 61 - 90 days | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	504	1,573
Accounts Receivable | Greater than 90 days | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,975	$ 7,200